CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS DEFICIT (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Statement of Stockholders' Equity [Abstract]
Issuance of Class A ordinary shares under 2022 Share Incentive Plan (Note 19)	$ 332	$ 98